Bank Loans - Schedule of Short-Term Bank Debt (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Secured short-term loans	$ 7,280,369	$ 7,817,610
Total short-term bank loans	$ 7,280,369	$ 7,817,610